Notes receivable (Tables)	12 Months Ended
Dec. 31, 2025
Financing Receivable, after Allowance for Credit Loss [Abstract]
Schedule of notes receivable
Notes receivable consists of the following as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Current portion of notes receivable	$4,629	$451
Notes receivable – net of current	2,980	2,037
Total notes receivable	$7,609	$2,488